SCHEDULE OF INTANGIBLE ASSETS (Details) - SGD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Goodwill	$ 355	$ 355
Intellectual properties licenses (Note (a))	7,918	12,127
Computer software licenses (Note (b))	4,140	6,327
Total	$ 12,413	$ 18,809